Related party balances and transactions (Related party balances) (Narrative) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other government-related enterprises [member]
Disclosure of transactions between related parties [line items]
Long-term loans (including current portion) and short-term loans	¥ 208,000	¥ 203,000
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Prepayment for construction materials	¥ 19	¥ 21